Dec. 21, 2018
Cornerstone Advisors Public Alternatives Fund

THE ADVISORS’ INNER CIRCLE FUND

Cornerstone Advisors Core Plus Bond Fund

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Income Opportunities Fund

Cornerstone Advisors Public Alternatives Fund

Cornerstone Advisors Real Assets Fund

(the “Funds”)

Supplement dated December 21, 2018 to the

Prospectus dated March 1, 2018, as revised March 21, 2018 and supplemented July 3, 2018 and

October 10, 2018 (the “Prospectus”)

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

I. The following changes have been made to the Cornerstone Advisors Real Assets Fund: (i) BlackRock Financial Management, LLC (“BlackRock”) and BlackRock International Limited (“BIL”) no longer serve as investment sub-adviser and investment sub-sub-adviser, respectively, to the Fund; (ii) Metropolitan West Asset Management, LLC now serves as an investment sub-adviser to the Fund; and (iii) The Bloomberg Barclays 1-10 Year US TIPS Index has replaced the Bloomberg Barclays US TIPS Index as an additional index of the Fund, and as a component of the One-third Bloomberg Commodity Index/One-third Bloomberg Barclays US TIPS Index/One-third Alerian MLP Index. Accordingly, the Prospectus is hereby amended and supplemented as follows:

1.	All references to BlackRock and BIL are hereby deleted.

2.	The Fund’s “Average Annual Total Returns Table” is hereby deleted and replaced with the following:

Real Assets Fund	1 Year	5 Years	Since Inception (8/30/12)
Fund Return Before Taxes	3.17%	(1.66)%	(1.74)%
Fund Return After Taxes on Distributions	2.29%	(2.22)%	(2.30)%
Fund Return After Taxes on Distributions and Sale of Fund Shares	1.32%	(1.50)%	(1.75)%
MSCI ACWI Index (“MSCI ACWI”) (reflects no deduction for fees, expenses or taxes)	23.97%	10.80%	11.42%
Bloomberg Barclays U.S. Aggregate Index (“Barclays Index”) (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	2.08%
50% MSCI ACWI/50% Barclays Index Blend (reflects no deduction for fees, expenses or taxes)[1]	13.35%	6.50%	6.72%
60% MSCI ACWI/40% Barclays Index Blend (reflects no deduction for fees, expenses or taxes)[1]	15.41%	7.37%	7.72%

Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)	1.70%	(8.45)%	(8.65)%
Bloomberg Barclays US TIPS Index (reflects no deduction for fees, expenses or taxes)[2]	3.01%	0.13%	0.41%
Bloomberg Barclays 1-10 Year US TIPS Index (reflects no deduction for fees, expenses or taxes)[2]	1.90%	0.09%	1.21%
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)	(6.52)%	(0.06)%	(0.23)%
One-third Bloomberg Commodity Index/One-third Bloomberg Barclays US TIPS Index/One-third Alerian MLP Index (reflects no deduction for fees, expenses or taxes)[2]	(0.55)%	(2.49)%	(2.54)%
One-third Bloomberg Commodity Index/One-third Bloomberg Barclays 1-10 Year US TIPS Index/One-third Alerian MLP Index (reflects no deduction for fees, expenses or taxes)[2]	(0.91)%	(2.51)%	(2.58)%

1	On January 1, 2018, the 50% MSCI ACWI/50% Barclays Index Blend replaced the 60% MSCI ACWI/40% Barclays Index Blend as an additional index of the Fund, because the Adviser believes the 50% MSCI ACWI/50% Barclays Index Blend better reflects the investment strategies of the Fund.
2	On September 28, 2018, the Bloomberg Barclays 1-10 Year US TIPS Index replaced the Bloomberg Barclays US TIPS Index as an additional index of the Fund, and as a component of the One-third Bloomberg Commodity Index/One-third Bloomberg Barclays US TIPS Index/One-third Alerian MLP Index, because the Adviser believes the Bloomberg Barclays 1-10 Year US TIPS Index better reflects the investment strategies of the Fund.

3.	The following disclosure is hereby added in the Fund’s “Investment Sub-Advisers and Portfolio Managers” summary section:

Metropolitan West Asset Management, LLC

Bret R. Barker, Managing Director, Fixed Income, has managed the portion of the Fund’s assets allocated to Metropolitan West Asset Management, LLC (“MetWest”) since 2018.

Lawrence D. Rhee, Senior Vice President, Fixed Income, has managed the portion of the Fund’s assets allocated to MetWest since 2018.

4.	The following disclosure is hereby added at the end of the “Investment Adviser and Portfolio Managers” section:

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement between Cornerstone and MetWest with respect to the Real Assets Fund is available in the Fund’s Annual Report dated October 31, 2018, which covers the period from November 1, 2017 to October 31, 2018.

5.	The following disclosure is hereby added under the “Real Assets Fund” heading in the “Investment Sub-Advisers and Portfolio Managers” section:

Metropolitan West Asset Management LLC (“MetWest”), 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017, serves as investment sub-adviser to a portion of the assets of the Real Assets Fund. MetWest, a California limited liability company founded in 1996, is a wholly owned subsidiary of The TCW Group, Inc. (“TCW Group”). TCW Group, including MetWest and TCW Group’s other subsidiaries, had approximately $198.2 billion in assets under management or committed to management, including $162.3 billion of U.S. fixed income investments, as of September 30, 2018.

Portfolio Managers:

Bret R. Barker, Managing Director, Fixed Income, has managed the portion of the assets of the Real Assets Fund allocated to MetWest since 2018. Mr. Barker is a Specialist Portfolio Manager – Treasuries in the Fixed Income group. Mr. Barker is responsible for the portfolio management of Treasuries, TIPS, agencies, money market instruments, and derivatives. In conjunction with the generalist portfolio managers, he implements decisions on duration and yield curve positioning across all MetWest and several TCW products. Prior to joining MetWest in 1997, he worked at Coast Asset Management in their futures and options department. Mr. Barker earned a BBA in Business with a minor in classical studies from Loyola Marymount University.

Lawrence D. Rhee, Senior Vice President, Fixed Income, has managed the portion of the assets of the Real Assets Fund allocated to MetWest since 2018. Mr. Rhee is a Rates Trader in the Fixed Income group. Mr. Rhee trades money market instruments, Treasuries, and agencies. In conjunction with the generalist portfolio managers he implements decisions on duration and yield curve across TCW and MetWest products. Prior to joining MetWest in 2007, he was a principal, portfolio manager and investment strategist focusing on interest rate derivatives at The Sparta Group LLC. He previously headed the North American foreign exchange derivatives trading desk at Société Générale. Mr. Rhee holds a bachelor’s degree in Economics from Northwestern University.

II.	Mr. Michael G. Hughes no longer serves as a portfolio manager of the Funds. Accordingly, all references to Mr. Hughes are hereby deleted from the Prospectus.

Please retain this supplement for future reference.